Restructuring (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring
Schedule of reconciliation of provisions
	Lease restructuring charges	Sales tax assessment	Total
	$000	$000	$000
Balance at December 31, 2009	1,062	—	1,062
Cash payments	(1,104)	—	(1,104)
Adjustments for lease-related deferred expenses and liabilities	42	—	42
Balance at December 31, 2010	—	—	—